Ivy Funds

Supplement dated August 18, 2017 to the

Ivy Funds Prospectus

dated January 31, 2017

as supplemented February 22, 2017, March 2, 2017, April 7, 2017, May 18, 2017

and July 28, 2017

1) Effective September 18, 2017, the maximum sales load for Class E shares of Ivy Pictet Emerging Markets Local Currency Debt Fund (when offered) will be reduced to 2.50%. Therefore, on that date, the following changes are made to the prospectus:

∎	The following replaces in its entirety the table titled “Shareholder Fees” under the “Fees and Expenses” section on page 16:

Shareholder Fees

(fees paid directly from your investment)	Class A		Class C		Class E		Class I	Class N	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		None		2.50%		None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	1.00%	[1]	None		None	None	None	None
Maximum Account Fee	$20	[2]	$20	[2]	$20	[2]	None	None	None	None

∎	The following replaces in its entirety the chart titled “Calculation of Sales Charges on Class A and Class E (when offered within Ivy Pictet Emerging Markets Local Currency Debt Fund) Shares” under the “Your Account — Choosing a Share Class” section beginning on page 74:

Calculation of Sales Charges on Class A Shares

Ivy Apollo Multi-Asset Income Fund

Ivy Apollo Strategic Income Fund

Ivy Pictet Emerging Markets Local Currency Debt Fund

Ivy Pictet Targeted Return Bond Fund

Size of Purchase	Sales Charge as Percent of Offering Price[1]	Sales Charge as Approx. Percent of Amount Invested	Reallowance to Dealers as Percent of Offering Price
under $50,000	5.75%	6.10%	5.00%
$50,000 to less than $100,000	5.25	5.54	4.50
$100,000 to less than $200,000	4.75	4.99	4.00
$200,000 to less than $300,000	3.50	3.63	2.80
$300,000 to less than $500,000	2.50	2.56	2.00
$500,000 to less than $1,000,000	1.50	1.52	1.20
$1,000,000 and over[2]	0.00	0.00	see below

Ivy California Municipal High Income Fund

Size of Purchase	Sales Charge as Percent of Offering Price[1]	Sales Charge as Approx. Percent of Amount Invested	Reallowance to Dealers as Percent of Offering Price
under $50,000	4.25%	4.44%	3.60%
$50,000 to less than $100,000	3.75	3.90	3.25
$100,000 to less than $300,000	3.25	3.36	2.75
$300,000 to less than $500,000	2.50	2.56	2.00
$500,000 to less than $1,000,000	1.50	1.52	1.20
$1,000,000 and over[2]	0.00	0.00	see below

Supplement	Prospectus	1

[1]	Due to the rounding of the NAV and the offering price of a Fund to two decimal places, the actual sales charge percentage calculated on a particular purchase may be higher or lower than the percentage stated above.
[2]	No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund will impose a CDSC of 1.00% on certain redemptions made within 12 months of the purchase. The CDSC is assessed on an amount equal to the lesser of the then-current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in NAV above the initial purchase price.

Calculation of Sales Charges on Class E Shares (when offered)

Ivy Pictet Emerging Markets Local Currency Debt Fund

Size of Purchase	Sales Charge as Percent of Offering Price[1]	Sales Charge as Approx. Percent of Amount Invested	Reallowance to Dealers as Percent of Offering Price
under $250,000	2.50%	2.56%	2.00%
$250,000 and over[2]	0.00	0.00	see below

[1]	Due to the rounding of the NAV and the offering price of a Fund to two decimal places, the actual sales charge percentage calculated on a particular purchase may be higher or lower than the percentage stated above.
[2]	No sales charge is payable at the time of purchase on investments of $250,000 or more, although for such investments the Fund will impose a CDSC of 1.00% on certain redemptions made within 12 months of the purchase. The CDSC is assessed on an amount equal to the lesser of the then-current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in NAV above the initial purchase price.

2) Effective September 18, 2017, the minimum amount to open an account for Class E shares of Ivy Pictet Emerging Markets Local Currency Debt Fund (when offered) will be reduced to $250. Therefore, on that date, the following changes are made to the prospectus:

∎	The following replaces in its entirety the table under the section “Purchase and Sale of Fund Shares” on page 23:

For Class A, Class C and Class E:
To Open an Account (Class A and Class C)	$750
To Open an Account (Class E)	$250
For accounts opened with Automatic Investment Service (AIS)	$150
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$50
For Class I, Class N, Class R and Class Y:
Please check with your broker-dealer, plan administrator or third-party record keeper for information about minimum investment requirements.

∎	The following replaces in its entirety the table under the section “Your Account — Buying Shares — Minimum Investments” beginning on page 87:

For Class A, Class C and Class E (when offered):
To Open an Account (Class A and Class C)	$750 (per Fund	)
To Open an Account (Class E)	$250 (per Fund	)
For certain exchanges	see below	[1]
For accounts opened with AIS	$150 (per Fund	)*
For accounts established through payroll deductions and salary deferrals	Any amount
For retirement accounts established with employer discretionary contributions	Any amount
To Add to an Account	Any amount
For certain exchanges	$50 (per Fund	)
For AIS	$50 (per Fund	)
For Class I, Class N, Class R and Class Y:
Please check with your broker-dealer, plan administrator or third-party record keeper for information about minimum investment requirements.

[1]	Minimum investment for an exchange is either (i) a single $750 exchange ($250 exchange for Class E Shares) or (ii) the combination of a $150 exchange in combination with either (a) a $50 per month AIS or (b) a $50 per month systematic exchange from another fund.
*	An account may be opened with no initial investment and AIS set up on the account if the account is pending a Transfer of Assets from another investment company/retirement account custodian.

3) Effective September 18, 2017, the reference to “investing $1 million or more” on page 76 is changed to “investing $1 million or more ($250,000 or more for Class E Shares)”.

2	Prospectus	Supplement